Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted	[1]	$ (1.61)	$ (2.88)	$ (1.56)
Diluted	[1]	3,497,109	2,450,447	2,038,558

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 13.